Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2022	2023	2024
Net income (loss)	(58,103)	(7,570)	(49,471)
Weighted average number of ordinary shares in circulation	79,639,826	80,453,282	81,051,798
Basic income (loss) per share (€ per share)	(0.73)	(0.09)	(0.61)

	Year ended December 31,
(in thousands of euro, except for data share)	2022	2023	2024
Net income (loss)	(58,103)	(7,570)	(49,471)
Weighted average number of ordinary shares in circulation	79,639,826	80,453,282	81,051,798
Adjustment for share instruments	—	—	—
Diluted income (loss) per share (€ per share)	(0.73)	(0.09)	(0.61)